Business, Going Concern and Significant Accounting Policies (Details 1) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Liabilities
Derivative Liabilities		$ 19,406
Total		19,406
Fair Value Measurements, Level 1 [Member]
Liabilities
Derivative Liabilities
Total
Fair Value Measurements, Level 2 [Member]
Liabilities
Derivative Liabilities
Total
Fair Value Measurements, Level 3 [Member]
Liabilities
Derivative Liabilities		19,406
Total		$ 19,406